GCAT 2022-INV1 Trust ABS-15G

Exhibit 99.18

Client Name:	Bank of America Corporation
Client Project Name:	GCAT 2022-INV1
Start - End Dates:	5/2021 - 10/2021
Deal Loan Count:	68

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	DTI	CRDDTI187	Debt Ratio > 45%	1
Property Valuations	Appraisal	PRVAAPPR5344	Alternate Valuation product used.	1
Total				2

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